Subsequent events, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2014
[DividendDeclaredMember]
Subsequent Event [Line Items]
Subsequent event, date	Jul. 28, 2014
Dividend per share	$ 0.0025
Dividend payment date	Sep. 03, 2014
Record date of shareholders	Aug. 14, 2014
[PrivateEquityPlacementMember]
Subsequent Event [Line Items]
Subsequent event, date	Jul. 28, 2014
Issuance of common stock, shares	36,653,386
Common Stock Issued Per Share Value	$ 2.51
Common Stock Offer Gross Proceeds	$ 92,000
[PrivateEquityPlacementMember] | [AffiliatedEntityMember]
Subsequent Event [Line Items]
Common Stock Offer Gross Proceeds	40,000
[PrivateEquityPlacementMember] | [InvestorMember]
Subsequent Event [Line Items]
Common Stock Offer Gross Proceeds	40,000
[PrivateEquityPlacementMember] | [ManagementMember]
Subsequent Event [Line Items]
Common Stock Offer Gross Proceeds	12,000
[AcquisitionOfNewVesselMember]
Subsequent Event [Line Items]
Subsequent event, date	Aug. 07, 2014
[AcquisitionOfNewVesselMember] | [YmMarchMember]
Subsequent Event [Line Items]
Contract Price Of Vessels Acquired	22,175
Advances For Vessel Acquisition	4,435
[AcquisitionOfNewVesselMember] | [YmGreatMember]
Subsequent Event [Line Items]
Contract Price Of Vessels Acquired	22,175
Advances For Vessel Acquisition	$ 4,435